CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (10,324)	$ (58,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Restricted stock - share based compensation	133	9,981
Employee stock options - share based compensation	28	346
Accretion of debt issuance costs and discount	1,866	100
Loss on sale of Perk shares and warrants	2,195	0
Impairment loss	0	30,402
Depreciation and amortization	1,420	2,435
Deferred income taxes	102	0
Change in fair value of conversion features and warrants	(1,790)	0
Gain on settlement of debt	(315)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(435)	2,036
Other receivables	64	621
Restricted cash	(58)	255
Prepaid expenses	154	596
Other assets	246	(5)
Deferred revenue	62	(283)
Accounts payable and accrued expenses	72	6,406
Reward points liability	0	140
Other liabilities	(50)	(59)
Other	0	94
Net cash used in operating activities	(6,630)	(5,044)
Investing activities:
Acquisitions, net of cash acquired	0	535
Sale of Perk shares and warrants	1,300	0
Net cash provided by investing activities	1,300	535
Financing activities:
Proceeds from loans	6,880	7,100
Repayments on loans	(1,545)	(3,000)
Debt issuance costs	(420)	0
Payments related to contingent consideration	0	(3,076)
Net cash provided by financing activities	4,915	1,024
Net decrease in cash	(415)	(3,485)
Cash at beginning of period	537	4,217
Cash at end of period	122	732
Supplemental cash flow information:
Cash paid during the period for interest	30	0
Non-Cash investing and financing activities:
Series C conversion with SIC III, SIC IV, and SIC VI notes	30,175	0
Series E issuance in connection with the Rant acquisition (Note 6)	7,600	0
Rant Note issuance in connection with the Rant acquisition (Note 6)	3,500	0
Rant assumed liabilities	1,990	0
Warrants issued in connection with Debentures	1,500	0
Common stock and warrants issued for DraftDay acquisition	0	1,757
Common stock and warrants issued for management service contracts	0	3,475
Loans converted to common stock	$ 885	$ 4,112